Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	95 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
PGIM Quant Solutions Emerging Markets Equity Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	26.77%	5.24%		6.01%
PGIM Quant Solutions International Developed Markets Index Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	21.50%	6.00%	7.00%
MSCI Emerging Markets ND Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ND Index
Average Annual Return, Percent	25.32%	3.93%		5.89%
MSCI EAFE ND Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE ND Index
Average Annual Return, Percent	22.97%	6.24%	7.43%
FTSE Developed Markets Ex-North America Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Developed Markets Ex-North America Net Index
Average Annual Return, Percent	22.21%	6.08%	7.27%